Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	324,150
Options, Granted	30,000
Options, Exercised	(79,450)
Options, Forfeited	(7,000)
Options, Expired
Options, Outstanding ending balance	267,700
Options, Exercisable	50,784
Weighted-Average Exercise Price, Outstanding beginning balance	$ 56.21
Weighted-Average Exercise Price, Granted	$ 82.32
Weighted-Average Exercise Price, Exercised	$ 34.65
Weighted-Average Exercise Price, Forfeited	$ 65.31
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding ending balance	$ 65.30
Weighted-Average Exercise Price, Exercisable	$ 60.13
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 7 months 24 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	2 years 1 month 13 days
Aggregate Intrinsic Value, Outstanding	$ 8,234
Aggregate Intrinsic Value, Exercisable	$ 1,824